Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 25,338,479	$ 28,079,331	$ 29,378,692
Interest on securities
Taxable	7,885,853	6,261,995	7,875,294
Non-taxable	3,684,702	3,726,993	3,610,650
Other interest	64,635	69,936	24,544
Total interest income	36,973,669	38,138,255	40,889,180
Interest expense
Deposits	3,210,445	5,156,764	7,938,179
Other borrowed funds	3,431,648	3,569,535	3,397,562
Total interest expense	6,642,093	8,726,299	11,335,741
Net interest income	30,331,576	29,411,956	29,553,439
Provision for loan losses	(2,995,426)	(2,455,790)	(3,013,455)
Net interest income after provision for loan losses	27,336,150	26,956,166	26,539,984
Non-interest income
Service charges on deposit accounts	3,688,615	4,001,097	4,110,480
Other service charges and fees	1,714,411	1,530,322	1,374,339
Net gains on sales of securities	715,223	664,613	573,385
Other income	1,324,130	1,212,534	1,999,428
Total non-interest income	7,442,379	7,408,566	8,057,632
Non-interest expense
Salaries and employee benefits	14,056,536	13,780,388	13,257,839
Occupancy expense	1,926,803	1,844,656	1,815,930
Equipment expense	2,381,842	1,959,801	2,366,871
Other expense	7,878,439	7,534,895	8,386,670
Total non-interest expense	26,243,620	25,119,740	25,827,310
Income before income taxes	8,534,909	9,244,992	8,770,306
Income tax expense	1,317,062	2,082,461	1,631,332
Net income	$ 7,217,847	$ 7,162,531	$ 7,138,974
Net income per share - basic	$ 1.49	$ 1.48	$ 1.47
Net income per share - diluted	$ 1.49	$ 1.48	$ 1.45
Average shares outstanding
Basic	4,842,353	4,835,603	4,854,919
Diluted	4,848,809	4,852,705	4,913,627